Interest rate benchmark reform - Significant exposures impacted by the IBOR reform (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	£ 342,632	£ 339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Financial assets at fair value through the income statement	175,151	133,086
Financial assets at fair value through other comprehensive income	78,688	65,750
Non-derivative financial assets	1,329,242	1,119,650
Debt securities in issue	(75,796)	(76,369)
Subordinated liabilities	(16,341)	(18,156)	£ (20,559)
Financial liabilities designated at fair value	(249,765)	(204,326)
Non-derivative finanial liabilities	(1,275,684)	£ (1,067,635)
IBOR reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	50,204
Reverse repurchase agreements and other similar secured lending	334
Financial assets at fair value through the income statement	10,361
Financial assets at fair value through other comprehensive income	308
Non-derivative financial assets	61,207
Debt securities in issue	(12,942)
Subordinated liabilities	(1,663)
Financial liabilities designated at fair value	(2,320)
Non-derivative finanial liabilities	(16,925)
Standby facilities, credit lines and other commitments	108,980
IBOR reform [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	30,179
Reverse repurchase agreements and other similar secured lending	0
Financial assets at fair value through the income statement	3,496
Financial assets at fair value through other comprehensive income	186
Non-derivative financial assets	33,861
Debt securities in issue	(1,023)
Subordinated liabilities	(71)
Financial liabilities designated at fair value	(149)
Non-derivative finanial liabilities	(1,243)
Standby facilities, credit lines and other commitments	18,944
IBOR reform [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	18,109
Reverse repurchase agreements and other similar secured lending	334
Financial assets at fair value through the income statement	6,373
Financial assets at fair value through other comprehensive income	114
Non-derivative financial assets	24,930
Debt securities in issue	(10,718)
Subordinated liabilities	(1,592)
Financial liabilities designated at fair value	(1,273)
Non-derivative finanial liabilities	(13,583)
Standby facilities, credit lines and other commitments	74,011
IBOR reform [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	173
Reverse repurchase agreements and other similar secured lending	0
Financial assets at fair value through the income statement	0
Financial assets at fair value through other comprehensive income	0
Non-derivative financial assets	173
Debt securities in issue	(1,201)
Subordinated liabilities	0
Financial liabilities designated at fair value	(759)
Non-derivative finanial liabilities	(1,960)
Standby facilities, credit lines and other commitments	0
IBOR reform [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	18
Reverse repurchase agreements and other similar secured lending	0
Financial assets at fair value through the income statement	283
Financial assets at fair value through other comprehensive income	0
Non-derivative financial assets	301
Debt securities in issue	0
Subordinated liabilities	0
Financial liabilities designated at fair value	0
Non-derivative finanial liabilities	0
Standby facilities, credit lines and other commitments	74
IBOR reform [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	1,725
Reverse repurchase agreements and other similar secured lending	0
Financial assets at fair value through the income statement	209
Financial assets at fair value through other comprehensive income	8
Non-derivative financial assets	1,942
Debt securities in issue	0
Subordinated liabilities	0
Financial liabilities designated at fair value	(139)
Non-derivative finanial liabilities	(139)
Standby facilities, credit lines and other commitments	£ 15,951